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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902

Form 13F File Number: 28-14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam Gray
Title: Manager
Phone: (203) 883-0100

Signature, Place, and Date of Signing:

    /s/ Adam Gray              Stamford, CT          May 15, 2013
------------------------    ------------------    ------------------
      [Signature]              [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $174,739
                                        ------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ------------- --------- -------- ------------------ ---------- -------- ---------------------
                           TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
------------------------ ------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCURIDE CORP NEW           COM NEW    00439T206   24,590 4,562,101 SH         SOLE              4,562,101
CAREER EDUCATION CORP         COM      141665109    6,841 2,886,536 SH         SOLE              2,886,536
CASH STORE FINL SVCS INC      COM      14756F103    7,523 2,916,078 SH         SOLE              2,916,078
DESTINATION XL GROUP INC      COM      25065K104   12,006 2,358,786 SH         SOLE              2,358,786
LCA-VISION INC           COM PAR $.001 501803308    4,710 1,401,929 SH         SOLE              1,401,929
LHC GROUP INC                 COM      50187A107   54,815 2,549,518 SH         SOLE              2,549,518
MAC-GRAY CORP                 COM      554153106    9,511   743,044 SH         SOLE                743,044
PROVIDENCE SVC CORP           COM      743815102   43,171 2,334,850 SH         SOLE              2,334,850
REALD INC                     COM      75604L105    5,657   435,123 SH         SOLE                435,123
ROCKY BRANDS INC              COM      774515100    5,915   434,609 SH         SOLE                434,609

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